Note 10 - Deposits	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
Note
10
- Deposits

Deposits and the weighted average interest rate at
December
31,
2019
and
2018
consist of the following (in thousands):

	2019		2018
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$15,775	--%	$17,542	--%
Passbook accounts	5	0.15	192	0.15
Savings accounts	1,722	0.20	1,120	0.20
Money market accounts	25,504	0.80	26,841	0.80
Certificate of deposit accounts	184,452	2.27	166,216	2.10
Total	$227,458	1.87%	$211,911	1.69%

A summary of certificates of deposit by maturity at
December
31,
2019
is as follows (in thousands):

Years ending December 31:
2020	$94,122
2021	52,497
2022	12,082
2023	14,813
2024	10,938
Total	$184,452

The aggregate amount of certificates of deposit with a minimum denomination of
$250,000
was
$29.9
million and
$25.7
million at
December
31,
2019
and
2018,
respectively.